Other Long-Term Financial Liabilities - Schedule of Other Long-Term Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Nov. 15, 2024	Nov. 14, 2024	Dec. 31, 2023
Other Long-Term Financial Liabilities - Schedule of Other Long-Term Financial Liabilities (Details) [Line Items]
Security deposits	$ 1,069			$ 1,189
Derivative liabilities (Note 24)	617,135	$ 604,280	$ 604,280
Satellite performance incentive payments	12,352			13,749
Other long-term financial liabilities	$ 630,556			$ 14,938